The fair value of the assets and liabilities acquired at the acquisition date, is as follows: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
TOTAL CURRENT	R$ 12,949	R$ 15,456
TOTAL CURRENT	10,688	9,690
Cash and cash equivalents	825	1,680
Contract assets	7
TOTAL CURRENT	21,896	26,915
TOTAL NON-CURRENT	39,097	R$ 38,627
Non current contract assets	73
Deferred tax liabilities	16
Taxes	8
At fair value [member]
IfrsStatementLineItems [Line Items]
TOTAL CURRENT	15
TOTAL CURRENT	3
Cash and cash equivalents	7
Loans and financings	2
Other current liabilities	1
Other current assets	1
TOTAL CURRENT	35
TOTAL NON-CURRENT	76
Loans and financings	11
Other Non current assets	3
Fair value of net identifiable assets	R$ 53